LOSS PER SHARE - Weighted average number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Weighted average number of common shares (in thousands) - basic (in shares)	949,030,000	948,187,000	[1]
Weighted average number of dilutive stock options (in shares)	0	0
Weighted average number of dilutive Restricted Share Units (in shares)	0	0
Weighted average number of common shares (in thousands) - diluted (in shares)	949,030,000	948,187,000
Employee stock option
Earnings per share [line items]
Antidilutive securities (in shares)	954	954
Restricted stock units
Earnings per share [line items]
Antidilutive securities (in shares)	1,356,779	636,774

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.